Employee benefit plans	12 Months Ended
Mar. 31, 2018
Employee benefit plans

20. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Change in benefit obligation
Benefit obligation at beginning of year	1,912,156	1,930,498	963,255	1,026,024
Service cost	89,443	88,964	41,733	35,887
Interest cost	8,800	13,252	35,593	37,817
Plan participants’ contributions	923	1,266	436	912
Plan amendments	(21)	(58)	(996)	(12)
Net actuarial (gain) loss	(45,783)	35,017	22,220	66,039
Acquisition and other	30,622	18,206	(18,778)	(26,616)
Benefits paid	(65,642)	(67,835)	(17,439)	(42,070)

Benefit obligation at end of year	1,930,498	2,019,310	1,026,024	1,097,981

Change in plan assets
Fair value of plan assets at beginning of year	1,369,236	1,483,889	692,801	758,306
Actual return on plan assets	81,600	111,278	74,760	89,924
Acquisition and other	30,266	14,615	(11,960)	(16,009)
Employer contributions	39,692	42,095	15,925	20,961
Plan participants’ contributions	923	1,266	436	912
Benefits paid	(37,828)	(40,264)	(13,656)	(38,611)

Fair value of plan assets at end of year	1,483,889	1,612,879	758,306	815,483

Funded status	446,609	406,431	267,718	282,498

Amounts recognized in the consolidated balance sheets as of March 31, 2017 and 2018 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Accrued expenses (Accrued pension and severance costs)	28,265	27,718	2,936	2,982
Accrued pension and severance costs	633,774	647,134	271,296	284,048
Investments and other assets - Other (Prepaid pension and severance costs)	(215,430)	(268,421)	(6,514)	(4,532)

Net amount recognized	446,609	406,431	267,718	282,498

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2017 and 2018 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Net actuarial loss	(288,126)	(248,791)	(116,700)	(119,407)
Prior service costs	36,980	32,812	(2,151)	(1,826)
Net transition obligation	—	—	—	—

Net amount recognized	(251,146)	(215,979)	(118,851)	(121,233)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,874,424 million and ¥1,959,533 million in Japanese plans, ¥957,217 million and ¥1,023,094 million in Foreign plans at March 31, 2017 and 2018, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Projected benefit obligation	892,684	833,080	445,482	490,844
Accumulated benefit obligation	866,566	806,774	426,201	468,611
Fair value of plan assets	242,488	170,234	178,357	201,402

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2016	2017	2018	2016	2017	2018
Service cost	78,611	89,443	88,964	47,544	41,733	35,887
Interest cost	17,509	8,800	13,252	40,340	35,593	37,817
Expected return on plan assets	(35,012)	(33,524)	(36,409)	(44,616)	(38,893)	(41,048)
Amortization of prior service costs	(4,669)	(4,148)	(4,226)	435	344	313
Recognized net actuarial loss	5,850	14,298	7,462	7,121	5,134	5,452
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	62,289	74,869	69,043	50,824	43,911	38,421

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2016	2017	2018	2016	2017	2018
Net actuarial gain (loss)	(290,664)	93,859	39,852	(11,242)	13,647	(17,163)
Recognized net actuarial loss	5,850	14,298	7,462	7,121	5,134	5,452
Prior service costs	489	21	58	573	996	12
Amortization of prior service costs	(4,669)	(4,148)	(4,226)	435	344	313
Amortization of net transition obligation	—	—	—	—	—	—
Other	76	811	(7,979)	272	1,962	9,004

Total recognized in other comprehensive income (loss)	(288,918)	104,841	35,167	(2,841)	22,083	(2,382)

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2016, 2017 and 2018.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2019 are ¥ (4,200) million and ¥7,100 million in Japanese plans, ¥300 million and ¥6,900 million in Foreign plans, respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2017 and 2018 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Discount rate	0.7%	0.7%	4.0%	3.9%
Rate of compensation increase	2.9%	3.3%	3.8%	3.6%

As of March 31, 2017 and 2018, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2016, 2017 and 2018 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2016	2017	2018	2016	2017	2018
Discount rate	1.1%	0.5%	0.7%	4.0%	4.2%	4.0%
Expected return on plan assets	2.5%	2.4%	2.4%	6.3%	6.1%	6.0%
Rate of compensation increase	2.5%	2.7%	2.9%	4.4%	3.9%	3.8%

During the years ended March 31, 2016, 2017 and 2018, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. In Japanese plans, excepting equity securities contributed by Toyota, approximately 40% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. In Foreign plans, excepting equity securities contributed by Toyota, approximately 65% of the plan assets is invested in equity securities, approximately 25% is invested in debt securities, and the rest of them is invested in other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2017 and 2018. See note 27 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2017
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	585,052	—	—	585,052
Commingled funds	—	180,835	—	180,835

	585,052	180,835	—	765,887

Debt securities
Government bonds	87,958	—	—	87,958
Commingled funds	—	248,498	—	248,498
Other	—	39,754	81	39,835

	87,958	288,252	81	376,291

Insurance contracts	—	199,779	—	199,779
Other	42,083	34,131	496	76,710
Investments measured at net asset value	—	—	—	65,222

Total	715,093	702,997	577	1,483,889

	Yen in millions
	March 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	620,281	—	—	620,281
Commingled funds	—	202,816	—	202,816

	620,281	202,816	—	823,097

Debt securities
Government bonds	88,959	—	—	88,959
Commingled funds	—	284,870	—	284,870
Other	—	36,567	19	36,586

	88,959	321,437	19	410,415

Insurance contracts	—	201,141	—	201,141
Other	41,446	61,301	—	102,747
Investments measured at net asset value	—	—	—	75,479

Total	750,686	786,695	19	1,612,879

Foreign plans

	Yen in millions
	March 31, 2017
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	207,036	—	—	207,036
Commingled funds	—	152,104	—	152,104

	207,036	152,104	—	359,140

Debt securities
Government bonds	76,730	—	—	76,730
Commingled funds	—	36,430	—	36,430
Other	—	33,430	—	33,430

	76,730	69,860	—	146,590

Insurance contracts	—	—	—	—
Other	13,533	13,851	30,903	58,287
Investments measured at net asset value	—	—	—	194,289

Total	297,299	235,815	30,903	758,306

	Yen in millions
	March 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	178,476	—	—	178,476
Commingled funds	—	197,566	—	197,566

	178,476	197,566	—	376,042

Debt securities
Government bonds	89,928	—	—	89,928
Commingled funds	—	11,642	—	11,642
Other	—	35,032	—	35,032

	89,928	46,674	—	136,602

Insurance contracts	—	—	—	—
Other	12,487	18,107	31,288	61,882
Investments measured at net asset value	—	—	—	240,957

Total	280,891	262,347	31,288	815,483

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Japanese stocks and foreign stocks represent 74% and 26% (as of March 31, 2017) and 76% and 24% (as of March 31, 2018) of common stocks, respectively, in Japanese plans. Common stocks include mainly foreign stocks as of March 31, 2017 and 2018 in Foreign plans.

Quoted market prices for identical securities are used to measure fair value of government bonds. Japanese government bonds and foreign government bonds represent 28% and 72% (as of March 31, 2017) and 29% and 71% (as of March 31, 2018) of government bonds, respectively, in Japanese plans. Government bonds include mainly foreign government bonds as of March 31, 2017 and 2018 in Foreign plans.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments by the NAV.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

“Other” consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments by the NAV.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2016, 2017 and 2018:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2016			2017			2018
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	233	1,018	1,251	146	2,518	2,664	81	496	577
Actual return on plan assets	1	(3)	(2)	—	(11)	(11)	—	(4)	(4)
Purchases, sales and settlements	(88)	1,503	1,415	(65)	(2,011)	(2,076)	(62)	(492)	(554)
Other	—	—	—	—	—	—	—	—	—

Balance at end of year	146	2,518	2,664	81	496	577	19	—	19

Foreign plans

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
	Other	Other	Other
Balance at beginning of year	17,511	30,758	30,903
Actual return on plan assets	1,966	279	2,024
Purchases, sales and settlements	12,372	—	—
Other	(1,091)	(134)	(1,639)

Balance at end of year	30,758	30,903	31,288

Toyota expects to contribute ¥42,220 million in Japanese plans and ¥23,234 million in Foreign plans to its pension plans in the year ending March 31, 2019.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2019	72,756	21,972
2020	73,891	23,700
2021	74,890	25,089
2022	78,254	26,724
2023	82,433	28,552
from 2024 to 2028	429,821	167,337

Total	812,045	293,374

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.